AMERITAS LIFE INSURANCE CORP. ("AMERITAS")
                      AMERITAS VARIABLE SEPARATE ACCOUNT V
                     AMERITAS VARIABLE SEPARATE ACCOUNT VA-2
                              ("Separate Accounts")

                                 Supplement to:
         OVERTURE LIFE SPVUL, OVERTURE APPLAUSE!, OVERTURE APPLAUSE! II,
            OVERTURE ENCORE!, OVERTURE BRAVO!, Corporate Benefit VUL,
          OVERTURE Annuity, OVERTURE Annuity II, OVERTURE Annuity III,
       OVERTURE Annuity III-Plus, OVERTURE ACCLAIM!, and OVERTURE ACCENT!
                         Prospectuses Dated May 1, 2007

                      OVERTURE OVATION! and Protector hVUL
                         Prospectuses Dated May 1, 2008

                                 OVERTURE MEDLEY
                       Prospectus Dated September 24, 2008

                        Supplement Dated October 14, 2008

Effective May 1, 2008, the PORTFOLIO COMPANY OPERATING EXPENSES chart in each prospectus is revised for The Universal Institutional Funds, Inc. ("UIF") portfolios listed below.

--------------------------------------------------------------------------------------------------------------------------
                                                                Acquired
                                                                Fund Fees      Total      Waivers       Total Expenses
Subaccount's underlying           Management   12b-1    Other      and       Portfolio     and        after waivers and
Portfolio Name*                      Fees      Fees**   Fees    Expenses       Fees     Reductions    reductions if any
--------------------------------------------------------------------------------------------------------------------------
UIF, Class I
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Equity             1.21%       -       0.37%     0.02%(1)      1.60%        -          1.60%
--------------------------------------------------------------------------------------------------------------------
Global Value Equity***              0.67%       -       0.33%     0.01%(1)      1.01%        -          1.01%
--------------------------------------------------------------------------------------------------------------------

UIF (1) The Portfolio may invest a portion of its assets in other investment companies (the "Acquired Funds"). The Portfolio's shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests. Actual Acquired Fund expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds. Since "Acquired Fund Fees and Expenses" are not directly borne by the Portfolio, they are not reflected in the Portfolio's financial statements, with the result that the information presented in the table will differ from that presented in the Financial Highlights section of the Portfolio prospectus.

* Short cites are used in this list. The "Investment Options" section uses complete Portfolio names.

** Portfolios pay 12b-1 fees to us pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows investment companies to pay fees out of portfolio assets to those who sell and distribute portfolio shares. Some portfolios may also pay 0.05 to 0.25 percent of annual portfolio assets for our providing shareholder support and marketing services.

***Not available for Protector hVUL

All other prospectus provisions remain as stated in your Policy and prospectus. The UIF fund prospectus includes more information about each portfolio.

   Please retain this Supplement with the current prospectus for your variable
                 Policy issued by Ameritas Life Insurance Corp.
        If you do not have a current prospectus, please contact Ameritas at 1-800-745-1112.